PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2. PRINCIPAL ACCOUNTING POLICIES

2.1 Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.2 Basis of consolidation

The accompanying consolidated financial statements reflect the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. All inter-company balances and transactions have been eliminated in consolidation.

The Group consolidates entities in which it has a controlling financial interest based on either the variable interest entity (VIE) or voting interest model. The Group is required to first apply the VIE model to determine whether it holds a variable interest in an entity, and if so, whether the entity is a VIE. If the Group determines it does not hold a variable interest in a VIE, it then applies the voting interest model. Under the voting interest model, the Group consolidates an entity when it holds a majority voting interest in an entity.

The Company accounts for investments in which it has significant influence but not a controlling financial interest using the equity method of accounting (see Note 8).

VIE Model

An entity is considered to be a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) the holders of the equity investment at risk, as a group, lack either the direct or indirect ability through voting rights or similar rights to make decisions that have a significant effect on the success of the entity or the obligation to absorb the entity’s expected losses or right to receive the entity’s expected residual returns, or (c) the voting rights of some equity investors are disproportionate to their obligation to absorb losses of the entity, their rights to receive returns from an entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights.

Under the VIE model, limited partnerships are considered VIE unless the limited partners hold substantive kick-out or participating rights over the general partner. The Group consolidates entities that are VIEs when the Group determines it is the primary beneficiary. Generally, the primary beneficiary of a VIE is a reporting entity that has (a) the power to direct the activities that most significantly affect the VIE’s economic performance, and (b) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE.

As of December 31, 2023, the Group determined that the one entity subject to the consolidation guidance is a VIE for which the Group is not the primary beneficiary.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.3 Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used when accounting for amounts recorded in connection with acquisitions, including initial fair value determinations of assets and liabilities and other intangible assets as well as subsequent fair value measurements. Additionally, estimates are used in determining items such as fair value measurements of short-term investments and put right liabilities, impairment of other receivables, long-lived assets, intangible assets and goodwill, useful lives of property, equipment and software, recognition of right-of-use assets and lease liabilities, accrued research and development expenses, cost-to-cost measure of progress for over time performance obligations, variable consideration in collaboration revenue arrangements, valuation of share-based compensation arrangements, deferred tax assets valuation allowances and provision for ongoing litigation. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

2.4 Fair value measurements

Financial assets and liabilities of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investments, other receivables, short-term borrowings, accruals and other payables, contract liabilities, put right liabilities and other non-current liabilities. As of December 31, 2022 and 2023, except for short-term investments and put right liabilities, the carrying values of these financial assets and liabilities approximated their fair values because of their generally short maturities. The Group reports short-term investments and put right liabilities at fair value at each balance sheet date and changes in fair value are reflected in the consolidated statements of comprehensive loss.

The Group measures its financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.4 Fair value measurements (continued)

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including the own data.

Assets and liabilities measured at fair value on a recurring basis

The Group measures its short-term investments and put right liabilities at fair value on a recurring basis. As the Group’s short-term investments and put right liabilities are not traded in an active market with readily observable prices, the Group uses significant unobservable inputs to measure the fair value of short-term investments and put right liabilities. These instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement.

The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2022 and 2023:

	As of December 31, 2022
			Non-
	Active market	Observable input	observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	235,429	235,429
Liabilities
Put right liabilities	—	—	88,687	88,687

	As of December 31, 2023
			Non-
	Active market	Observable input	observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	143,221	143,221
Liabilities
Put right liabilities	—	—	98,110	98,110

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.4 Fair value measurements (continued)

The roll forward of major Level 3 financial assets and financial liabilities are as follows:

	Short-term	Put right
	investments	liabilities
Fair value of Level 3 financial assets and liabilities as of December 31, 2021	753,164	96,911
Purchase of short-term and other investments	7,407,332	—
Disposal of short-term and other investments	(7,911,518)	—
Recognition of put right liabilities	—	17,729
Fair value changes	(13,549)	(34,260)
Currency translation differences	—	8,307
Fair value of Level 3 financial assets and liabilities as of December 31, 2022	235,429	88,687
Purchase of short-term investments	885,580	—
Disposal of short-term investments	(1,005,249)	—
Fair value changes	26,461	7,888
Currency translation differences	1,000	1,535
Fair value of Level 3 financial assets and liabilities as of December 31, 2023	143,221	98,110

See Note 8 for additional information about Level 3 put right liabilities measured at fair value on a recurring basis for the year ended December 31, 2022 and 2023.

2.5 Foreign currency translation

The Group uses Chinese Renminbi (“RMB”) as its reporting currency. The United States Dollar (“US$”) is the functional currency of the Group’s entities incorporated in the Cayman Islands, the United States of America (“U.S.”) and Hong Kong, and the RMB is the functional currency of the Company’s PRC subsidiaries.

Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in other than the functional currencies are translated at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive loss.

The consolidated financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses are translated at the average exchange rates prevailing for the year. Foreign currency translation adjustments arising from these are reflected in the accumulated other comprehensive loss. The exchange rates used for translation on December 31, 2022 and 2023 were US$1.00 = RMB6.9646 and RMB7.0827 respectively, representing the index rates stipulated by the People’s Bank of China.

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0999, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2023, or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.6 Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. The Group considers all highly liquid investments with an original maturity date of three months or less at the date of purchase to be cash equivalents.

2.7 Restricted cash

Restricted cash consists of the guarantee deposits held in a designated bank account as security deposits under bank borrowing, bank notes agreements and other bank financing arrangement. Such restricted cash will be released when the Group repays the related bank borrowings, bank notes and other bank financing. The Group has presented restricted cash separately from cash and cash equivalents in the consolidated balance sheets.

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on the consolidated balance sheet as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	3,214,005	2,141,445
Short-term restricted cash	96,764	—
Long-term restricted cash	—	58,913
Total	3,310,769	2,200,358

2.8 Short-term investments

Short-term investments represent the investments issued by commercial banks with a variable interest rate indexed to the performance of underlying assets within one year, or the fixed term deposits held in commercial banks with a fixed interest rate over three months and within one year. These investments are stated at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive loss.

2.9 Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account of any estimated residual value:

Laboratory equipment	3 to 10 years
Software	1 to 5 years
Office furniture and equipment	5 years
Delivery equipment	4 years
Leasehold improvements	Lesser of useful life or lease term

The Group recognizes the gain or loss on the disposal of property, equipment and software in the consolidated statements of comprehensive loss.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.10 Intangible assets

Intangible assets acquired in a business combination that are used in research and development activities, or in-process research and development (IPR&D) intangible assets, are considered indefinite lived until the completion or abandonment of the associated research and development efforts. During the period that those assets are considered indefinite lived, they are not amortized but are tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. If after assessing the totality of events and circumstances and their potential effect on significant inputs to the fair value determination the Group determines that it is not more likely than not that the indefinite-lived intangible is impaired, then the entity shall calculate the fair value of the intangible asset and perform the quantitative impairment test by comparing the fair value of the asset with its carrying amount. If the carrying amount exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. For IPR&D assets, the impairment loss is recognized in research and development expenses in the consolidated statements of comprehensive loss.

Intangible assets with finite useful lives are amortized over their useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to the future cash flows of the Group. The Group uses the straight-line amortization method when the economic benefits of the intangible assets are consumed or otherwise used up cannot be reliably determined. In particular, the Group amortizes the contract related intangible assets with finite useful lives over 10 to 20 years on a straight-line basis in accordance with the economic life of the out-licensed patent. Intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an intangible asset may not be recoverable. If circumstances require an intangible asset be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset to its carrying amount. If the carrying amount is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. For intangible assets with finite useful life, the impairment loss is recognized in cost of revenues in the consolidated statements of comprehensive loss.

2.11 Impairment of long-lived assets

Long-lived assets, such as property, plant, and software, and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. For the years ended December 31, 2021, 2022 and 2023, there was no impairment of the value of the Group’s long-lived assets.

2.12 Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Group allocates the cost of an acquired entity to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the purchase price for acquisitions over the fair value of the net assets acquired, including other intangible assets, is recorded as goodwill. Goodwill is not amortized, but impairment of goodwill is tested on at least an annual basis or whenever events or changes in circumstances indicate that the carrying value of the reporting unit exceeds its fair value.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.12 Goodwill (continued)

The Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of the Group’s reporting unit is less than its carrying amount, including goodwill. The qualitative assessment includes the Group’s evaluation of relevant events and circumstances affecting the Group’s single reporting unit, including macroeconomic, industry, market conditions and the Group’s overall financial performance. If qualitative factors indicate that it is more likely than not that the Group’s reporting unit’s fair value is less than its carrying amount, then the Group will perform the quantitative impairment test by comparing the reporting unit’s carrying amount, including goodwill, to its fair value. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess. For the years ended December 31, 2021, 2022 and 2023, the Group recognized goodwill impairment with amount of nil, nil and RMB 162,574, respectively (Note 7).

2.13 Long-term investments

The Group’s long-term investments include equity investments in an affiliate in which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. The investment is accounted for using the equity method of accounting in accordance with ASC topic 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investments at fair value. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of the equity investee’s net income or loss after the date of investment. When the liquidation rights and priorities as defined by an equity investment agreement differ from what is reflected by the underlying percentage ownership interests, applying the percentage ownership interest to U.S. GAAP net income in order to determine earnings or losses does not accurately represent the income allocation and cash flow distributions that will ultimately be received by the investors. As such, for this type of investments, the Group uses the Hypothetical Liquidation at Book Value (“HLBV”) method for allocating earnings or losses of the equity method investee. The HLBV method is considered as a balance sheet approach. Specifically, a calculation is prepared at each balance sheet date to determine the amount that the Group would receive if an equity investment entity were to liquidate all of its assets (as valued in accordance with U.S. GAAP) and distribute that cash to the investors based on the contractually defined liquidation priorities. The difference between the calculated liquidation distribution amounts at the beginning and the end of the reporting period, after adjusting for capital contributions and distributions, is the Group’s share of the earnings or losses from the equity investment for the period.

As it relates to the share-based compensation awarded by an equity method investee to its own employees, the Group recognizes its proportionate share of the compensation expense over the vesting period, included in the equity in loss of affiliate in the consolidated statements of comprehensive loss. As it relates to the share-based compensation awarded by the Group to the equity method investee employees that are based on the Group’s stock, when the other investors do not provide proportionate value to the investee or the Group does not receive any consideration, the Group expenses the entire cost associated with the award in the same period the costs are recognized by the investee, to the extent that the Group’s claim on the investee’s book value has not been increased. The expenses recognized by the Group is included in the equity in loss of affiliate in the consolidated statements of comprehensive loss. The Group discontinues applying the equity method if the carrying amount of the investment is reduced to zero.

The Group evaluates the equity method investment for impairment under ASC 323. An impairment loss on the equity method investments is recognized in losses when the decline in value is determined to be other-than-temporary. No impairment charge was recognized for the years ended December 31, 2021, 2022 and 2023.

2.14 Revenue recognition

The Group adopted Accounting Standard Codification (“ASC”) 606, Revenue from Contracts with Customers (Topic 606) (“ASC 606”) for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.14 Revenue recognition (continued)

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. An the entity performs the following five steps to account for the arrangements that an entity determines are within the scope of ASC 606: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group audits the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

Collaboration revenue

At contract inception, we analyze its collaboration arrangements to assess whether they are within the scope of ASC 808, Collaborative Arrangements (“ASC 808”) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, we first determine if the collaboration is deemed to be within the scope of ASC 808. For any units of account that are reflective of a vendor-customer relationship those units of account are accounted for within the scope of ASC 606. For any units of account that are not accounted for under ASC 606 and therefore accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently.

The Group’s collaborative arrangements may contain more than one unit of account, or performance obligation, such as grant of licenses of intellectual property rights, promises to provide research and development services and other deliverables. The collaborative arrangements do not include a right of return for any deliverable. When multiple units of account or performance obligations are identified within the arrangements, the Group must develop assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in the contract. In developing the stand-alone selling price for a performance obligation, the Group considers competitor pricing for a similar or identical product, market awareness of and perception of the product, expected product life and current market trends. In general, the consideration allocated to each performance obligation is recognized when the respective obligation is satisfied either by delivering a good or providing a service, limited to the consideration that is not constrained.

Licenses of Intellectual Property:Upfront non-refundable payments for licensing the Group’s intellectual property are evaluated to determine if the license is distinct from the other performance obligations identified in the arrangement. For the license that is determined to be distinct, the Group recognizes revenues in the amount of non-refundable, up-front fees allocated to the license at a point in time, upon which the license is transferred to the licensee and the licensee is able to use and benefit from the license.

Research and Development Services: The portion of the transaction price allocated to research and development services performance obligations is deferred and recognized as revenue over time as delivery or performance of such services provided to the Group’s customers occurs.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.14 Revenue recognition (continued)

Collaboration revenue (continued)

Milestone Payments: At the inception of each arrangement that includes development, commercialization, and regulatory milestone payments, the Group evaluates whether the milestones are considered probable of being reached and to the extent that a significant reversal of cumulative revenue would not occur in future periods, estimates the amount to be included in the transaction price using the most likely amount method. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Group re-evaluates the probability of achieving such development milestones and any related constraint, and if necessary, adjust the estimate of the overall transaction price. Any resulting adjustment is recorded on a cumulative catch-up basis, which would affect the Group’s reported revenues and earnings in the period of the adjustment.

Royalties: For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the sales-based royalties or milestone payments relate, the Group recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Supply of investigational products

Revenue from supply of investigational products is recognized when there is a transfer of control from the Group to the customer. The Group determines transfer of control based on when the product is delivered, and title passed to the customer. Sales are generally made with a limited right of return under certain conditions. Revenues are recorded net of provisions for sales discounts and returns.

Contract assets and liabilities

Contract assets primarily represent revenue earnings over time that are not yet billable based on the terms of the contracts. The Group does not have impairment losses associated with contracts with customers for the years ended December 31, 2021, 2022 and 2023.

Contract liabilities consist of fees invoiced or paid by the Group’s customers for which the associated performance obligations have not been satisfied and revenue has not been recognized based on the Group’s revenue recognition criteria described above.

Contract assets and contract liabilities are reported in a net position on an individual contract basis at the end of each reporting period. Contract assets are classified as current in the consolidated balance sheet when the Group expects to complete the related performance obligations and invoice the customers within one year of the balance sheet date, and as long-term when the Group expects to complete the related performance obligations and invoice the customers more than one year out from the balance sheet date. Contract liabilities are classified as current in the consolidated balance sheet when the revenue recognition associated with the related customer payments and invoicing is expected to occur within one year of the balance sheet date and as long-term when the revenue recognition associated with the related customer payments and invoicing is expected to occur in more than one year from the balance sheet date.

Cost-to-cost measure of progress for over time performance obligations

Under the Group’s certain licensing and collaboration arrangement entered into with a business partner, the Group recognized revenue using the cost-to-cost measure of progress for its over time performance obligations as this recognition best depicts the transfer of benefits to its business partner as costs are incurred under the licensing and collaboration arrangement. Under the cost-to-cost measure of progress method, the extent of progress towards completion is measured based on the ratio of costs incurred to-date to the total estimated costs for completion of the performance obligations. The Group applied significant judgment in estimating the total estimated costs for completion of performance obligations under such licensing and collaboration arrangement.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.15 Value-added-tax (“VAT”) recoverable and surcharges

Value added tax recoverable represent amounts paid by the Group for purchases. The surcharges (i.e., Urban construction and maintenance tax, educational surtax, local educational surtax), vary from 6% to 12% of the value-added-tax depending on the tax-payer’s location. The deductible input VAT balance is included in the prepayments and other receivables in the consolidated balance sheets, and VAT payable balance is recorded in the accruals and other payables in the consolidated balance sheets.

2.16 Research and development expenses

Elements of research and development expenses primarily include (1) payroll and other related expenses of personnel engaged in research and development activities, (2) in-licensed patent rights fee of exclusive development rights of drugs granted to the Group, (3) expenses related to preclinical testing of the Group’s technologies under development and clinical trials such as payments to contract research organizations (“CRO”), investigators and clinical trial sites that conduct the clinical studies, (4) expenses to develop the product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses, and (5) other research and development expenses. Research and development expenses are charged to expenses as incurred when these expenditures are used for the Group’s research and development activities and have no alternative future uses.

The Group applied significant judgment in estimating the progress of its research and development activities and completion of or likelihood of achieving milestone events per underlying agreements when estimating the research and development costs to be accrued at each reporting period end. The process of estimating its research and development expenses involves reviewing open contracts and purchase orders, communicating with personnel to identify services that have been performed on its behalf and estimating the level of service performed and the associated costs incurred for the services when the Group has not yet been invoiced or otherwise notified of the actual costs.

The Group has acquired rights to develop and commercialize product candidates. Upfront payments that relate to the acquisition of a new drug compound, as well as pre-commercial milestone payments, are immediately expensed as acquired in-process research and development in the period in which they are incurred, provided that the new drug compound does not also include processes or activities that would constitute a “business” as defined under U.S. GAAP, the drug has not achieved regulatory approval for marketing and, absent obtaining such approval, has no established alternative future use. Milestone payments made to third parties subsequent to regulatory approval are capitalized as intangible assets and amortized over the estimated remaining useful life of the related product. All development expenditures are recognized in profit or loss when incurred, as long as the conditions enabling capitalization of development expenses as an asset have not yet been met.

2.17 Leases

In accordance with ASC 842 adopted on January 1, 2019, the Group determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Group’s consolidated balance sheets. The Group does not have any finance leases since the adoption date.

ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate, which it calculates based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.17 Leases (continued)

The Group has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i)elect for each lease not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Group elected not to apply ASC 842 recognition requirements; and (iii) the Group elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

2.18 Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the governments. The Group’s PRC based subsidiaries received government subsidies from certain local governments. The Group’s government subsidies consist of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has set certain conditions for the subsidies. Other subsidies are the subsidies that the local government has not set any conditions and are not tied to future trends or performance of the Group, receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. For the years ended December 31, 2021, 2022 and 2023, no specific subsidies were received by the Group. Other subsidies of RMB9,216, RMB25,470 and RMB5,354 for the years ended December 31, 2021, 2022 and 2023, respectively, are recognized as other income upon receipt as further performance by the Group is not required.

2.19 Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments, which are presented in the consolidated statements of comprehensive loss.

2.20 Share-based compensation

The Group grants restricted shares and stock options to eligible employees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation.

Employees’ share-based compensation awards, if equity-classified, are measured at the grant date fair value of the awards and are recognized as expenses over the requisite period of the award, which is generally the vesting term of share-based payment awards.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation expense of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period when the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation expense and the remaining unrecognized compensation expense for the original awards over the remaining requisite service period after modification.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.20 Share-based compensation (continued)

Share-based compensation in relation to the restricted shares is measured based on the fair market value of the Group’s ordinary shares at the grant date of the award. Prior to the listing, estimation of the fair value of the Group’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, and subjective judgments regarding the Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Group’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. In addition, the forfeiture rate is estimated based on an analysis of the Group’s actual forfeitures and the appropriateness of the forfeiture rate will continue to be evaluated based on the actual forfeiture experience, analysis of employee turnover and other factors. The fair value of these awards was determined with the assistance from an independent third-party valuation firm.

2.21 Income taxes

The Group accounts for income taxes under the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates that expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred income tax assets will not be utilized in the foreseeable future.

The Group evaluates its uncertain tax positions using the provisions of ASC 740-10, Income Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group recognizes in the financial statements the benefit of a tax position which is ‘‘more likely than not’’ to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

2.22 Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized as interest expense in the consolidated statements of comprehensive loss over the period of the borrowings, using the effective interest method.

2.23 Business combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805, Business Combinations (“ASC 805”). The acquisition method of accounting requires all of the following steps: (i) identifying the acquirer, (ii) determining the acquisition date, (iii) recognizing and measuring the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree, and (iv) recognizing and measuring goodwill or a gain from a bargain purchase. The consideration transferred in a business combination is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.23 Business combination (continued)

The Group allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets may include, but are not limited to, future expected cash flows from acquired assets, timing and probability of success of clinical events and regulatory approvals, and assumptions on useful lives of the patents and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Additional information, such as that related to income tax and other contingencies, existing as of the acquisition date but unknown to us may become known during the remainder of the measurement period, not to exceed one year from the acquisition date, which may result in changes to the amounts and allocations recorded.

Acquisitions that do not meet the accounting definition of a business combination are accounted for as asset acquisitions. For transactions determined to be asset acquisitions, the Group allocates the total cost of the acquisition, including transaction costs, to the net assets acquired based on their relative fair values.

2.24 Segment information

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in and derived from the PRC, no geographical segments are presented.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.25 Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the exercise of share options using the treasury stock method and shares issuable upon the issuance of ordinary shares for restricted shares units using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

2.26 Adopted accounting pronouncements

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805) — Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). It requires issuers to apply ASC 606 Revenue from Contracts with Customers to recognize and measure contract assets and contract liabilities from contracts with customers acquired in a business combination. ASU 2021-08 is effective for the Company from January 1, 2023, with early adoption permitted. The Company adopted this from January 1, 2023, which did not have a material impact on the Group’s consolidated financial statements.

2.27 Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740). The standard requires disaggregation of the effective rate reconciliation into standard categories, enhances disclosure of income taxes paid, and modifies other income tax-related disclosures. The standard is effective for the Company from January 1, 2025, with early adoption permitted. The ASU is currently not expected to have a material impact on the Group’s consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07 Segment Reporting - Improving Reportable Segment Disclosures (Topic 280). The standard requires disclosures to include significant segment expenses that are regularly provided to the chief operating decision maker (CODM), a description of other segment items by reportable segment, and any additional measures of a segment’s profit or loss used by the CODM when deciding how to allocate resources. The ASU also requires all annual disclosures currently required by Topic 280 to be included in interim periods. ASU 2023-07 is effective for the Company from January 1, 2024, with early adoption permitted and requires retrospective application to all prior periods presented in the financial statements. The ASU is currently not expected to have a material impact on the Group’s consolidated financial statements.